Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net loss before income taxes:	$ (46,859,311)	$ (4,096,029)
Statutory income tax rate	26.50%	26.50%
Income tax benefit	$ (12,417,717)	$ (1,085,448)
Non-deductible items	12,052,596	37,379
Non-taxable items	(537,615)	(371,570)
Foreign rate differential	(273,547)	9,859
Unrecognized loss carryforwards	1,176,283	1,409,780
Deferred tax assets and liabilities